Interest Bearing Loans and Borrowings - Schedule From Financing Activities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-bearing loans and borrowings [Abstract]
Balance	$ 514,929	$ 530,187	$ 532,746
Proceeds from 2025 Notes, net of deferred finance costs	479,023	0	0
Proceeds from long term debt, net of deferred finance costs	24,854	0	6,919
Repayment of 2022 Notes	(375,000)	0	0
Repayment of long-term debt and payment of principal	(105,551)	(13,403)	(7,607)
Repayment of notes payable	(4,466)	(4,304)	(4,240)
Accretion of Notes payable / unwinding of discount	(161)	(103)	7
Amortization of deferred finance cost	2,806	2,552	2,362
Loss on debt extinguishment	4,157	0	0
Balance	$ 540,591	$ 514,929	$ 530,187